Gain on time charter agreement termination (Details) (USD $)	12 Months Ended				56 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 29, 2013	Jan. 04, 2012
Fair Value of Above/Below Market Acquired Time Charters [Line Items]
Gain on time charter agreement termination	$ 0	$ 0	$ 6,454,000
Star Sigma
Fair Value of Above/Below Market Acquired Time Charters [Line Items]
Gross daily charter rate					38,000
Redelivery date				Dec. 31, 2011
Metric tons of fuel oil						1,027
Star Sigma - Amount received in cash
Fair Value of Above/Below Market Acquired Time Charters [Line Items]
Gain on time charter agreement termination						5,734,000
Star Sigma - Amount received for fuels
Fair Value of Above/Below Market Acquired Time Charters [Line Items]
Gain on time charter agreement termination						$ 720,000